Consolidated balance sheets - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Statement of financial position [abstract]
Property, plant and equipment	[1]	€ 2,866		€ 1,712
Goodwill		8,654		8,503
Intangible assets excluding goodwill		3,466		3,589
Non-current receivables		178		162
Investments in associates		233		244
Other non-current financial assets		248		360
Non-current derivative financial assets		1		1
Deferred tax assets		1,865		1,828
Other non-current assets		47		47
Total non-current assets		17,557		16,447
Inventories		2,773		2,674
Other current financial assets		1		436
Other current assets		476		469
Current derivative financial assets		38		36
Income tax receivable		177		147
Current receivables		4,554		4,035
Assets classified as held for sale		13		87
Cash and cash equivalents	[2],[3]	1,425		1,688
Total current assets		9,459		9,572
Total assets		27,016		26,019
Equity	[2]	12,597		12,088
Common shares		179		185
Reserves		652		548
Other		11,766		11,355
Non-controlling interests	[2]	28		29
Group equity	[2]	12,625		12,117
Long-term debt	[1],[2]	4,939		3,427
Non-current derivative financial liabilities		124		114
Long-term provisions		1,603		1,788
Deferred tax liabilities		143		152
Non-current contract liabilities		348		226
Non-current tax liabilities	[4]	186		181
Other non-current liabilities		71		72
Total non-current liabilities		7,413		5,959
Short-term debt	[1],[2]	508		1,394
Current derivative financial liabilities		67		176
Income tax payable		100		118
Accounts payable		2,089	[5],[6]	2,303
Accrued liabilities		1,632		1,537
Current contract liabilities		1,170		1,303
Short-term provisions		556		363
Liabilities directly associated with assets held for sale		0		12
Other current liabilities		856		737
Total current liabilities		6,978		7,943
Total liabilities and group equity		€ 27,016		€ 26,019

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[4]	Due to IFRIC 23 adoption, non-current tax liabilities are now shown as a separate caption on the balance sheet. For more details refer to the Significant accounting policies
[5]	Amounts in this table are undiscounted
[6]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement